SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders Equity Note [Line Items]
Share-based compensation cost		$ 147,117	$ 100,186	$ 104,920
Options granted	[1]	32,802
Share-based compensation		$ 148,261	$ 102,183	$ 107,202
Percentage of ownership		25.00%
Shares reserved for issuance under ESPP		1,156,437	1,233,812	194,625
Shares reduce for issuance under ESPP			778,500
Ordinary shares repurchased under ESPP		196,467
Co-CEO
Stockholders Equity Note [Line Items]
Options granted		22,481	74,108	73,074
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted		$ 217.99	$ 86.26	$ 69.3
Intrinsic value of options exercised		$ 265,405	$ 112,799	$ 346,600
Unamortized share-based compensation expense		$ 146,335	$ 118,311	$ 107,411
Weighted average period for cost expected to be recognized		1 year 9 months 3 days	1 year 9 months	1 year 9 months 14 days
2021 plan
Stockholders Equity Note [Line Items]
Number of ordinary shares reserved and available for grant and issuance		8,941,243	7,847,149
Share reserve increased		6,300,790
Unrecognized compensation cost related to unvested restricted share units		$ 137,265	$ 96,112	$ 64,458
Weighted average period for cost expected to be recognized		1 year 9 months 7 days	1 year 9 months 18 days	1 year 10 months 6 days
2024 Foundation plan
Stockholders Equity Note [Line Items]
Number of ordinary shares reserved and available for grant and issuance		15,000	0
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Options granted	[2]	824,855
Weighted-average grant-date fair value of options granted	[2]	$ 216.3
Restricted Stock Units (RSUs) | Co-CEO
Stockholders Equity Note [Line Items]
Options granted		48,129	22,928

[1]	Includes 73,074 performance-based options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.
[2]	Includes 22,928 performance-based awards granted to the Company’s Co-CEOs in 2023, and 48,129 performance-based awards to the Company’s Co-CEOs and several executives in 2024.